Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information regarding the compensation paid
to our NEOs for the fiscal years
en
ded December 31, 2023, 2022, 2021 and 2020 and certain measures of Company performance for such periods.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted EBITDA (6) ($)	Revenue ($)
					Company TSR (4) ($)	Peer Group TSR (5) ($)

2023	3,118,606	(110,909,644)	13,564,401	5,935,253	78.45	191.27	340,787,923	719,302,774	1,693,673,771

2022	3,138,418	(149,491,892)	4,755,734	2,468,497	117.20	126.96	281,389,330	579,711,116	1,375,217,646

2021	2,958,410	62,994,260	7,891,945	3,323,073	156.82	172.32	195,960,264	419,286,728	1,055,523,820

2020	211,131,206	352,618,181	6,724,389	15,808,463	170.82	135.28	143,453,418	330,816,302	841,434,039

(1)	For each year presented, the PEO was Mr. Richison. The amounts reported in this column correspond to the amounts reported in the “Total” column of the Summary Compensation Table.

(2)
The amounts reported in this column represent “
compensation
actually paid” to Mr. Richison and the other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2023		2022		2021		2020
	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)

Summary Compensation Table Total ($)	3,118,606	13,564,401	3,138,418	4,755,734	2,958,410	7,891,945	211,131,206	6,724,389

Adjustments

Stock/Unit Awards ($)	-	(12,906,094)	-	(3,110,847)	-	(6,709,967)	(209,564,040)	(5,979,510)

Fair Value of Equity Awards ($)

Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	-	8,122,494	-	2,732,756	-	2,704,622	304,999,205	6,035,045

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	(114,028,250)	(3,359,072)	(149,874,900)	(1,397,473)	60,715,690	(203,452)	11,811,870	2,786,664

Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year ($)	-	(12,311)	(2,755,410)	(511,673)	(679,840)	(360,076)	(51,450)	65,165

Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	-	501,213	-	-	-	-	34,291,390	6,176,710

Total Adjustments for Fair Value of Equity Awards ($)	(114,028,250)	5,276,947	(152,630,310)	823,610	60,035,850	2,141,095	351,051,015	15,063,584

Compensation Actually Paid ($)	(110,909,644)	5,935,253	(149,491,892)	2,468,497	62,994,260	3,323,073	352,618,181	15,808,463
Equity awards granted to our PEO and other NEOs during the applicable periods included (i) shares of restricted stock subject to time-based vesting conditions, (ii) shares of restricted stock subject to market-based vesting conditions, tied to the achievement of a specified total enterprise value or specified stock price (“Market-Based RSAs”), and (iii) the 2021 PSUs, 2022 PSUs and the 2023 PSUs. To estimate the fair value of the Market-Based RSAs and PSUs with vesting conditions tied to market performance, we considered the historical performance for the Company and the peer group as applicable for each award over the realized performance period, and then simulated the enterprise value or stock prices for the Company (and the peer group, as applicable)
ove
r the remaining performance period. We considered the risk-free rates as of the measurement dates and the equity volatilities for each company and correlations between the companies (as applicable) as of the measurement dates using an approach consistent with the grant date fair value analysis. With respect to valuations as of December 31, 2021 and December 31, 2022, we considered the Company’s historical volatility for awards with remaining terms shorter than the Company’s trading history, and a weighted average historical equity volatility of the Company and that of the guideline public companies for awards with remaining terms longer than the Company’s trading history.

(3)
For the fiscal year ended December 31, 2023, the
non-PEO
NEOs were Mrs. Faurot and Messrs. Thomas, Boelte, Smith and Clark. For the fiscal year ended December 31, 2022, the non-PEO
NEOs were Mrs. Faurot and Messrs. Boelte, Smith, Evans and Long. For the fiscal year ended December 31, 2021, the non-PEO
NEOs were Mrs. Faurot and Messrs. Boelte, Smith, Evans and York. For the fiscal year ended December 31, 2020, the non-PEO
NEOs were Messrs. Boelte, Smith, Evans and York. The amounts reported in this column represent the average of the amounts reported in the “Total” column of the Summary Compensation Table for the non-PEO
NEOs in the applicable year.

(4)	The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2019.

(5)
The amounts reported in this column reflect the cumulative TSR of the S&P 500 Software & Services Index as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2019.

(6)
We define adjusted EBITDA as net income plus interest expense, taxes, depreciation and amortization, non-cash
stock-based compensation expense, certain transaction expenses that are not core to our operations (if any), the change in fair value of our interest rate swap (if any) and loss on the extinguishment of debt (if any).

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	For the fiscal year ended December 31, 2023, the
non-PEO
NEOs were Mrs. Faurot and Messrs. Thomas, Boelte, Smith and Clark. For the fiscal year ended December 31, 2022, the non-PEO
NEOs were Mrs. Faurot and Messrs. Boelte, Smith, Evans and Long. For the fiscal year ended December 31, 2021, the non-PEO
NEOs were Mrs. Faurot and Messrs. Boelte, Smith, Evans and York. For the fiscal year ended December 31, 2020, the non-PEO
NEOs were Messrs. Boelte, Smith, Evans and York. The amounts reported in this column represent the average of the amounts reported in the “Total” column of the Summary Compensation Table for the non-PEO
	NEOs in the applicable year.
Peer Group Issuers, Footnote	The amounts reported in this column reflect the cumulative TSR of the S&P 500 Software & Services Index as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2019.
PEO Total Compensation Amount	$ 3,118,606	$ 3,138,418	$ 2,958,410	$ 211,131,206
PEO Actually Paid Compensation Amount	$ (110,909,644)	(149,491,892)	62,994,260	352,618,181
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent “
compensation
actually paid” to Mr. Richison and the other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2023		2022		2021		2020
	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)

Summary Compensation Table Total ($)	3,118,606	13,564,401	3,138,418	4,755,734	2,958,410	7,891,945	211,131,206	6,724,389

Adjustments

Stock/Unit Awards ($)	-	(12,906,094)	-	(3,110,847)	-	(6,709,967)	(209,564,040)	(5,979,510)

Fair Value of Equity Awards ($)

Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	-	8,122,494	-	2,732,756	-	2,704,622	304,999,205	6,035,045

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	(114,028,250)	(3,359,072)	(149,874,900)	(1,397,473)	60,715,690	(203,452)	11,811,870	2,786,664

Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year ($)	-	(12,311)	(2,755,410)	(511,673)	(679,840)	(360,076)	(51,450)	65,165

Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	-	501,213	-	-	-	-	34,291,390	6,176,710

Total Adjustments for Fair Value of Equity Awards ($)	(114,028,250)	5,276,947	(152,630,310)	823,610	60,035,850	2,141,095	351,051,015	15,063,584

Compensation Actually Paid ($)	(110,909,644)	5,935,253	(149,491,892)	2,468,497	62,994,260	3,323,073	352,618,181	15,808,463
Equity awards granted to our PEO and other NEOs during the applicable periods included (i) shares of restricted stock subject to time-based vesting conditions, (ii) shares of restricted stock subject to market-based vesting conditions, tied to the achievement of a specified total enterprise value or specified stock price (“Market-Based RSAs”), and (iii) the 2021 PSUs, 2022 PSUs and the 2023 PSUs. To estimate the fair value of the Market-Based RSAs and PSUs with vesting conditions tied to market performance, we considered the historical performance for the Company and the peer group as applicable for each award over the realized performance period, and then simulated the enterprise value or stock prices for the Company (and the peer group, as applicable)
ove
r the remaining performance period. We considered the risk-free rates as of the measurement dates and the equity volatilities for each company and correlations between the companies (as applicable) as of the measurement dates using an approach consistent with the grant date fair value analysis. With respect to valuations as of December 31, 2021 and December 31, 2022, we considered the Company’s historical volatility for awards with remaining terms shorter than the Company’s trading history, and a weighted average historical equity volatility of the Company and that of the guideline public companies for awards with remaining terms longer than the Company’s trading history.

Non-PEO NEO Average Total Compensation Amount	$ 13,564,401	4,755,734	7,891,945	6,724,389
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,935,253	2,468,497	3,323,073	15,808,463
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported in this column represent “
compensation
actually paid” to Mr. Richison and the other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2023		2022		2021		2020
	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)	PEO	Non-PEO NEOs (average)

Summary Compensation Table Total ($)	3,118,606	13,564,401	3,138,418	4,755,734	2,958,410	7,891,945	211,131,206	6,724,389

Adjustments

Stock/Unit Awards ($)	-	(12,906,094)	-	(3,110,847)	-	(6,709,967)	(209,564,040)	(5,979,510)

Fair Value of Equity Awards ($)

Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	-	8,122,494	-	2,732,756	-	2,704,622	304,999,205	6,035,045

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	(114,028,250)	(3,359,072)	(149,874,900)	(1,397,473)	60,715,690	(203,452)	11,811,870	2,786,664

Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year ($)	-	(12,311)	(2,755,410)	(511,673)	(679,840)	(360,076)	(51,450)	65,165

Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	-	501,213	-	-	-	-	34,291,390	6,176,710

Total Adjustments for Fair Value of Equity Awards ($)	(114,028,250)	5,276,947	(152,630,310)	823,610	60,035,850	2,141,095	351,051,015	15,063,584

Compensation Actually Paid ($)	(110,909,644)	5,935,253	(149,491,892)	2,468,497	62,994,260	3,323,073	352,618,181	15,808,463
Equity awards granted to our PEO and other NEOs during the applicable periods included (i) shares of restricted stock subject to time-based vesting conditions, (ii) shares of restricted stock subject to market-based vesting conditions, tied to the achievement of a specified total enterprise value or specified stock price (“Market-Based RSAs”), and (iii) the 2021 PSUs, 2022 PSUs and the 2023 PSUs. To estimate the fair value of the Market-Based RSAs and PSUs with vesting conditions tied to market performance, we considered the historical performance for the Company and the peer group as applicable for each award over the realized performance period, and then simulated the enterprise value or stock prices for the Company (and the peer group, as applicable)
ove
r the remaining performance period. We considered the risk-free rates as of the measurement dates and the equity volatilities for each company and correlations between the companies (as applicable) as of the measurement dates using an approach consistent with the grant date fair value analysis. With respect to valuations as of December 31, 2021 and December 31, 2022, we considered the Company’s historical volatility for awards with remaining terms shorter than the Company’s trading history, and a weighted average historical equity volatility of the Company and that of the guideline public companies for awards with remaining terms longer than the Company’s trading history.

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows, for the years ended December 31, 2020, 2021, 2022 and 2023,

the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our cumulative TSR and (y) the cumulative TSR of the peer group:

Compensation Actually Paid vs. Net Income
The following chart shows, for the years ended December 31, 2020, 2021, 2022 and 2023, the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our net income, (y) our adjusted EBITDA and (z) our revenue:

Compensation Actually Paid vs. Company Selected Measure
The following chart shows, for the years ended December 31, 2020, 2021, 2022 and 2023, the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our net income, (y) our adjusted EBITDA and (z) our revenue:

Total Shareholder Return Vs Peer Group
The following chart shows, for the years ended December 31, 2020, 2021, 2022 and 2023,

the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our cumulative TSR and (y) the cumulative TSR of the peer group:

Tabular List, Table
The following table contains the most important financial measures used to link executive compensation actually paid, for the year ended December 31, 2023, to the Company’s performance.

Most Important Financial Performance Measures
Revenue
Adjusted EBITDA
Annual Revenue Retention Rate
VWAP Value

Total Shareholder Return Amount	$ 78.45	117.2	156.82	170.82
Peer Group Total Shareholder Return Amount	191.27	126.96	172.32	135.28
Net Income (Loss)	$ 340,787,923	$ 281,389,330	$ 195,960,264	$ 143,453,418
Company Selected Measure Amount	719,302,774	579,711,116	419,286,728	330,816,302
PEO Name	Mr. Richison.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The following chart shows, for the years ended December 31, 2020, 2021, 2022 and 2023, the relationship between (i) the compensation actually paid to our PEO and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our net income, (y) our adjusted EBITDA and (z) our revenue:

Other Performance Measure, Amount	1,693,673,771	1,375,217,646	1,055,523,820	841,434,039
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Revenue Retention Rate
Measure:: 4
Pay vs Performance Disclosure
Name	VWAP Value
PEO | Stock Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (209,564,040)
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				304,999,205
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (114,028,250)	$ (149,874,900)	$ 60,715,690	11,811,870
PEO | Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,755,410)	(679,840)	(51,450)
PEO | Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				34,291,390
PEO | Total Adjustments for Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,028,250)	(152,630,310)	60,035,850	351,051,015
Non-PEO NEO | Stock Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,906,094)	(3,110,847)	(6,709,967)	(5,979,510)
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,122,494	2,732,756	2,704,622	6,035,045
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,359,072)	(1,397,473)	(203,452)	2,786,664
Non-PEO NEO | Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,311)	(511,673)	(360,076)	65,165
Non-PEO NEO | Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,213			6,176,710
Non-PEO NEO | Total Adjustments for Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,276,947	$ 823,610	$ 2,141,095	$ 15,063,584